FORM N-SAR

                                  SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:  12/31/2000

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.  Registrant  Name:  Retirement  Plan Series  Account
B. File Number: 811-8762
C. Telephone Number: 3037373000

2.A. Street:  8515 EAST ORCHARD ROAD
B.      City:  GREENWOOD VILLAGE
C.      State  COLORADO
D.      Zip Code:  80111
E.      Foreign Country:

3.      Is this the first filing on this form by Registrant?  N

4.      Is this the last filing on this form by Registrant?  N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6.      Is Registrant a unit investment trust (UIT)? Y
        (If yes,  complete only 111 through 132)

77. A. Is the Registrant filing any of the following attachments with the current filing of FORM N-SAR (Answer for all series as a group)(Y or N) Y
H. Change in Control of Registrant Y

114.  A.  Principal Underwriter Name: One Orchard Equities, Inc.
      B.  File number:  8-49709
      C:  City:  Greenwood Village  State: CO  Zip Code: 80111